Consolidated Statements of Changes in Equity - USD ($) $ in Millions	Total	SHARE CAPITAL	SHARE CAPITAL Argonaut Transaction	SHARE CAPITAL Orford Mining Corporation	CONTRIBUTED SURPLUS	ACCUMULATED OTHER COMPREHENSIVE (LOSS) INCOME	ACCUMULATED OTHER COMPREHENSIVE (LOSS) INCOME Equity securities	ACCUMULATED OTHER COMPREHENSIVE (LOSS) INCOME Currency hedging instruments	ACCUMULATED OTHER COMPREHENSIVE (LOSS) INCOME Fuel Hedging Instruments	DEFICIT
Beginning balance at Dec. 31, 2022		$ 3,703.8			$ 90.7		$ (23.0)	$ (1.9)	$ 0.1	$ (1,048.6)
Changes in equity [abstract]
Issuance of shares related to Argonaut Gold Inc ("Argonaut") acquisition (Note 6)			$ 0.0
Manitou acquisition (Note 9)				$ 0.0
Issuance of shares related to share-based compensation		8.4
Issuance of shares for dividend reinvestment and share purchase plan ("DRIP")		4.1
Issuance of shares for employee share purchase plan ("ESPP")		5.6
Transfer from contributed surplus of share-based compensation redeemed		3.9			(3.9)
Issuance of shares through flow-through share agreements		0.0
Exercise of warrants		0.9
Increase (decrease) through acquisition of subsidiary, equity		13.4
Cancellation of unexchanged shares		(1.5)								1.5
Share-based compensation					4.9
Distribution of share-based compensation	$ 15.8				(3.1)
Issuance of replacement warrants and options upon Orford acquisition					0.0
Net change in fair value of currency hedging instruments, net of taxes	8.3							8.3
Net change in fair value of fuel hedging instruments, net of tax	(0.2)								(0.2)
Realized (gain) loss on disposition of equity securities, reclassified to deficit, net of tax							0.3
Net change in unrealized gain (loss) on equity securities, net of taxes	10.5						(10.5)
Dividends (Note 18(d))		(4.1)								(39.4)
Reclassification of realized gain (loss) on disposition of equity securities, net of tax										(0.3)
Net earnings	210.0									210.0
Ending balance at Dec. 31, 2023	2,923.5	3,738.6			88.6	$ (26.9)	(33.2)	6.4	(0.1)	(876.8)
Changes in equity [abstract]
Issuance of shares related to Argonaut Gold Inc ("Argonaut") acquisition (Note 6)			360.1	$ 13.3
Issuance of shares related to share-based compensation		5.6
Issuance of shares for dividend reinvestment and share purchase plan ("DRIP")		5.8
Issuance of shares for employee share purchase plan ("ESPP")		6.3
Transfer from contributed surplus of share-based compensation redeemed		3.0			(3.0)
Issuance of shares through flow-through share agreements		6.5
Exercise of warrants		1.4
Increase (decrease) through acquisition of subsidiary, equity		0.0	$ 360.1
Cancellation of unexchanged shares		(2.1)								2.1
Share-based compensation					5.3
Distribution of share-based compensation	14.5				(3.0)
Issuance of replacement warrants and options upon Orford acquisition					1.4
Net change in fair value of currency hedging instruments, net of taxes	(11.7)							(11.7)
Net change in fair value of fuel hedging instruments, net of tax	(0.1)								(0.1)
Realized (gain) loss on disposition of equity securities, reclassified to deficit, net of tax							(25.1)
Net change in unrealized gain (loss) on equity securities, net of taxes	(26.4)						26.4
Dividends (Note 18(d))										(40.9)
Reclassification of realized gain (loss) on disposition of equity securities, net of tax										25.1
Net earnings	284.3									284.3
Ending balance at Dec. 31, 2024	$ 3,584.2	$ 4,138.5			$ 89.3	$ (37.4)	$ (31.9)	$ (5.3)	$ (0.2)	$ (606.2)